Investment Risks	Oct. 07, 2026
Tuttle Capital Thematic ETF | General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk. The Fund's net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Tuttle Capital Thematic ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective or may underperform the market or comparable investment products if the Adviser cannot successfully implement the Fund's investment strategies.

Tuttle Capital Thematic ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests

Tuttle Capital Thematic ETF | Issuer-Specific Risk Member
Prospectus [Line Items]
Risk [Text Block]	Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-specific factors such as management decisions, product failures, litigation, or regulatory actions.

Tuttle Capital Thematic ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.

Tuttle Capital Thematic ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Tuttle Capital Thematic ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Tuttle Capital Thematic ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
Tuttle Capital Thematic ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.

Tuttle Capital Thematic ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Companies Risk. The Fund’s performance may be adversely affected if securities of large cap companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large cap companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Tuttle Capital Thematic ETF | Small- And Mid-Cap Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small- and Mid-Capitalization Companies Risk. Investments in smaller and mid-sized companies may involve greater risk than investments in larger companies, including greater volatility, less liquidity, and less available information.
Tuttle Capital Thematic ETF | Limited History Of Operations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The Fund may fail to attract sufficient assets to operate efficiently.
Tuttle Capital Thematic ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. To the extent the Fund's invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
Tuttle Capital Thematic ETF | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.

Tuttle Capital Thematic ETF | Artificial Intelligence Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Artificial Intelligence Companies Risk. Companies engaged in the development, production, or utilization of AI technologies, including hardware (e.g. semiconductors, accelerators), software platforms, cloud infrastructure, and related services, may be subject to intense competition, rapid product obsolescence, and unpredictable changes in the AI market. The commercial viability of AI technologies and applications is not certain. AI technologies may fail to achieve expected performance, face regulatory restrictions, or be displaced by competing technologies.

Tuttle Capital Thematic ETF | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.

Tuttle Capital Thematic ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk. The use of call options creates exposure to securities greater than the premium paid, which magnifies both gains and losses.
Tuttle Capital Thematic ETF | Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]	Hedging Risk. Hedges are not perfect instruments. A hedge may not eliminate or reduce all of the loss the Fund otherwise would incur on a given position.
Tuttle Capital Thematic ETF | Defensive Positioning Risk Member
Prospectus [Line Items]
Risk [Text Block]	Defensive Positioning Risk. To the extent that the Fund takes a temporary defensive position, the Fund may not fully participate in market advances.
Tuttle Capital Thematic ETF | Theme Selection Risk Member
Prospectus [Line Items]
Risk [Text Block]	Theme Selection Risk. Themes identified by the Adviser may fail to materialize, develop more slowly than anticipated, or generate investment returns that are less than expected. In addition, Themes and the equity securities of companies identified within the Thematic Hierarchy may underperform the broader equity market or other funds that do not utilize such criteria when selecting investments.
Tuttle Capital Thematic ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
◦Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.

Tuttle Capital Thematic ETF | Foreign Securities Risk, ADR Risk Member
Prospectus [Line Items]
Risk [Text Block]	ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.

Tuttle Capital Thematic ETF | Foreign Securities Risk, Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

Tuttle Capital Thematic ETF | Foreign Securities Risk, Geographic Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Tuttle Capital Thematic ETF | Foreign Securities Risk, Geopolitical Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

Tuttle Capital Thematic ETF | Foreign Securities Risk, Capital Controls And Sanctions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.

Tuttle Capital Thematic ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Options Risk. Purchasing options is a speculative activity and entails greater than ordinary investment risk. Options enable the Fund to purchase exposure that is significantly greater than the premium paid.
Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium)
for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. A long call option premium may be lost entirely if the reference asset does not rise above the strike price. A long put option premium may be lost entirely if the reference asset does not fall below the strike price. In addition, the value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s reference asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the reference asset and the remaining time to expiration. The Fund’s investment in options may reduce the Fund’s profit from its other holdings and may result in a significantly greater decline in the value of the Fund than if it had invested directly in the reference asset instead of using options.

Tuttle Capital Thematic ETF | Derivatives Risk, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options Risk. Purchasing options is a speculative activity and entails greater than ordinary investment risk. Options enable the Fund to purchase exposure that is significantly greater than the premium paid.
Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium)
for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. A long call option premium may be lost entirely if the reference asset does not rise above the strike price. A long put option premium may be lost entirely if the reference asset does not fall below the strike price. In addition, the value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s reference asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the reference asset and the remaining time to expiration. The Fund’s investment in options may reduce the Fund’s profit from its other holdings and may result in a significantly greater decline in the value of the Fund than if it had invested directly in the reference asset instead of using options.

Tuttle Capital Thematic ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund
(i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

Tuttle Capital Thematic ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Shareholders of the Fund, as with all funds, are subject to the risk that their investments could lose money.
Tuttle Capital Thematic ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Tuttle Capital Thematic ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the
“Code”).

Tuttle Capital AI Inference ETF | General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk. The Fund's net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Tuttle Capital AI Inference ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective or may underperform the market or comparable investment products if the Adviser cannot successfully implement the Fund's investment strategies.
Tuttle Capital AI Inference ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests
Tuttle Capital AI Inference ETF | Issuer-Specific Risk Member
Prospectus [Line Items]
Risk [Text Block]	Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-specific factors such as management decisions, product failures, litigation, or regulatory actions.
Tuttle Capital AI Inference ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Tuttle Capital AI Inference ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Tuttle Capital AI Inference ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Tuttle Capital AI Inference ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.

Tuttle Capital AI Inference ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Tuttle Capital AI Inference ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Companies Risk. The Fund’s performance may be adversely affected if securities of large cap companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large cap companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Tuttle Capital AI Inference ETF | Limited History Of Operations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The Fund may fail to attract sufficient assets to operate efficiently.
Tuttle Capital AI Inference ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. The Fund may, from time to time, have significant exposure to one or more sectors of the economy.
To the extent the Fund has significant sector exposure, the Fund will be more susceptible to economic, political, regulatory, or other developments affecting that sector than a fund with a broader range of investments.
•
Tuttle Capital AI Inference ETF | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tuttle Capital AI Inference ETF | Artificial Intelligence Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Artificial Intelligence Companies Risk. Companies engaged in the development, production, or utilization of AI technologies, including hardware (e.g. semiconductors, accelerators), software platforms, cloud infrastructure, and related services, may be subject to intense competition, rapid product obsolescence, and unpredictable changes in the AI market. The commercial viability of AI technologies and applications is not certain. AI technologies may fail to achieve expected performance, face regulatory restrictions, or be displaced by competing technologies.
▪Hyperscaler Dependency Risk. Many companies in the AI inference ecosystem depend significantly on a small number of hyperscale cloud providers. Hyperscale cloud providers are large, well-capitalized companies—such as Amazon Web Services, Microsoft Azure, and Google Cloud—that own and operate massive-scale, globally distributed data center and computing infrastructure used to deliver cloud computing, storage, and artificial intelligence services to businesses and other customers. A reduction in
AI infrastructure spending by these customers could materially harm the Fund's holdings.

Tuttle Capital AI Inference ETF | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
Tuttle Capital AI Inference ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
◦Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Tuttle Capital AI Inference ETF | Foreign Securities Risk, ADR Risk Member
Prospectus [Line Items]
Risk [Text Block]	ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
Tuttle Capital AI Inference ETF | Foreign Securities Risk, Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
Tuttle Capital AI Inference ETF | Foreign Securities Risk, Geographic Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
Tuttle Capital AI Inference ETF | Foreign Securities Risk, Geopolitical Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
Tuttle Capital AI Inference ETF | Foreign Securities Risk, Capital Controls And Sanctions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Tuttle Capital AI Inference ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
◦Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Tuttle Capital AI Inference ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund
(i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
Tuttle Capital AI Inference ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. Because the Fund's investments are concentrated in a particular industry, the Fund will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively affect the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.
◦Semiconductor Industry Risk. Companies in the semiconductor industry are subject to significant competitive pressure, including rapid technological change, high capital requirements, and the risk that their products may become obsolete. Semiconductor industry revenue is subject to cyclical fluctuations in supply and demand.

Tuttle Capital AI Inference ETF | Concentration Risk, Semiconductor Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Semiconductor Industry Risk. Companies in the semiconductor industry are subject to significant competitive pressure, including rapid technological change, high capital requirements, and the risk that their products may become obsolete. Semiconductor industry revenue is subject to cyclical fluctuations in supply and demand.

Tuttle Capital AI Inference ETF | Mid-Cap Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Companies Risk. Investments in mid-sized companies may involve greater risk than investments in larger companies, including greater volatility, less liquidity, and less available information.

Tuttle Capital AI Inference ETF | Artificial Intelligence Companies Risk, Hyperscaler Dependency Risk Member
Prospectus [Line Items]
Risk [Text Block]	▪Hyperscaler Dependency Risk. Many companies in the AI inference ecosystem depend significantly on a small number of hyperscale cloud providers. Hyperscale cloud providers are large, well-capitalized companies—such as Amazon Web Services, Microsoft Azure, and Google Cloud—that own and operate massive-scale, globally distributed data center and computing infrastructure used to deliver cloud computing, storage, and artificial intelligence services to businesses and other customers. A reduction in
AI infrastructure spending by these customers could materially harm the Fund's holdings.

Tuttle Capital AI Inference ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.

Tuttle Capital AI Inference ETF | Derivatives Risk, Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Tuttle Capital AI Inference ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. At the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a)
at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10%
of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification
Requirement”). The determination of the value and the identity of the issuer of derivative investments that the
Fund may invest in are often unclear for purposes of the Diversification Requirement described above. Although the Fund intends to carefully monitor its investments to ensure that it is adequately diversified under the
Diversification Requirement, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the
Fund’s determination of the issuer under the Diversification Requirement with respect to such derivatives. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear. If the
Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tuttle Capital AI Inference ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Shareholders of the Fund, as with all funds, are subject to the risk that their investments could lose money.
Tuttle Capital AI Inference ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Tuttle Capital AI Inference ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the
“Code”).
Tuttle Capital AI TokenMax ETF | General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk. The Fund's net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Tuttle Capital AI TokenMax ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective or may underperform the market or comparable investment products if the Adviser cannot successfully implement the Fund's investment strategies.
Tuttle Capital AI TokenMax ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests
Tuttle Capital AI TokenMax ETF | Issuer-Specific Risk Member
Prospectus [Line Items]
Risk [Text Block]	Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-specific factors such as management decisions, product failures, litigation, or regulatory actions.
Tuttle Capital AI TokenMax ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Tuttle Capital AI TokenMax ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Tuttle Capital AI TokenMax ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Tuttle Capital AI TokenMax ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
Tuttle Capital AI TokenMax ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Tuttle Capital AI TokenMax ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Companies Risk. The Fund’s performance may be adversely affected if securities of large cap companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large cap companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Tuttle Capital AI TokenMax ETF | Limited History Of Operations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The Fund may fail to attract sufficient assets to operate efficiently.
Tuttle Capital AI TokenMax ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. The Fund may, from time to time, have significant exposure to one or more sectors of the economy.
To the extent the Fund has significant sector exposure, the Fund will be more susceptible to economic, political, regulatory, or other developments affecting that sector than a fund with a broader range of investments.
Tuttle Capital AI TokenMax ETF | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tuttle Capital AI TokenMax ETF | Artificial Intelligence Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Artificial Intelligence Companies Risk. Companies engaged in the development, production, or utilization of AI technologies, including hardware (e.g. semiconductors, accelerators), software platforms, cloud infrastructure, and related services, may be subject to intense competition, rapid product obsolescence, and unpredictable changes in the AI market. The commercial viability of AI technologies and applications is not certain. AI technologies may fail to achieve expected performance, face regulatory restrictions, or be displaced by competing technologies.
◦AI Efficiency Risk. Improvements in AI token efficiency and model compression may reduce revenue per token for infrastructure providers, negatively impacting earnings of companies held by the Fund.
Tuttle Capital AI TokenMax ETF | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
Tuttle Capital AI TokenMax ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
◦Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Tuttle Capital AI TokenMax ETF | Foreign Securities Risk, ADR Risk Member
Prospectus [Line Items]
Risk [Text Block]	ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
Tuttle Capital AI TokenMax ETF | Foreign Securities Risk, Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
Tuttle Capital AI TokenMax ETF | Foreign Securities Risk, Geographic Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
Tuttle Capital AI TokenMax ETF | Foreign Securities Risk, Geopolitical Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
Tuttle Capital AI TokenMax ETF | Foreign Securities Risk, Capital Controls And Sanctions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Tuttle Capital AI TokenMax ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
◦Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Tuttle Capital AI TokenMax ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund
(i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
Tuttle Capital AI TokenMax ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. Because the Fund's investments are concentrated in a particular industry, the Fund will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively affect the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.
◦Semiconductor Industry Risk. Companies in the semiconductor industry are subject to significant competitive pressure, including rapid technological change, high capital requirements, and the risk that their products may become obsolete. Semiconductor industry revenue is subject to cyclical fluctuations in supply and demand.
Tuttle Capital AI TokenMax ETF | Concentration Risk, Semiconductor Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Semiconductor Industry Risk. Companies in the semiconductor industry are subject to significant competitive pressure, including rapid technological change, high capital requirements, and the risk that their products may become obsolete. Semiconductor industry revenue is subject to cyclical fluctuations in supply and demand.
Tuttle Capital AI TokenMax ETF | Mid-Cap Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Companies Risk. Investments in mid-sized companies may involve greater risk than investments in larger companies, including greater volatility, less liquidity, and less available information.
Tuttle Capital AI TokenMax ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
Tuttle Capital AI TokenMax ETF | Derivatives Risk, Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Tuttle Capital AI TokenMax ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. At the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a)
at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10%
of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification
Requirement”). The determination of the value and the identity of the issuer of derivative investments that the
Fund may invest in are often unclear for purposes of the Diversification Requirement described above. Although the Fund intends to carefully monitor its investments to ensure that it is adequately diversified under the
Diversification Requirement, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the
Fund’s determination of the issuer under the Diversification Requirement with respect to such derivatives. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear. If the
Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
Tuttle Capital AI TokenMax ETF | AI Efficiency Risk Member
Prospectus [Line Items]
Risk [Text Block]	AI Efficiency Risk. Improvements in AI token efficiency and model compression may reduce revenue per token for infrastructure providers, negatively impacting earnings of companies held by the Fund.
Tuttle Capital AI TokenMax ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Shareholders of the Fund, as with all funds, are subject to the risk that their investments could lose money.
Tuttle Capital AI TokenMax ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Tuttle Capital AI TokenMax ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the
“Code”).
Tuttle Capital AI Substrate ETF | General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk. The Fund's net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Tuttle Capital AI Substrate ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective or may underperform the market or comparable investment products if the Adviser cannot successfully implement the Fund's investment strategies.
Tuttle Capital AI Substrate ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests
Tuttle Capital AI Substrate ETF | Issuer-Specific Risk Member
Prospectus [Line Items]
Risk [Text Block]	Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-specific factors such as management decisions, product failures, litigation, or regulatory actions.
Tuttle Capital AI Substrate ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Tuttle Capital AI Substrate ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Tuttle Capital AI Substrate ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Tuttle Capital AI Substrate ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
Tuttle Capital AI Substrate ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Tuttle Capital AI Substrate ETF | Small- And Mid-Cap Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small- and Mid-Capitalization Companies Risk. Investments in smaller and mid-sized companies may involve greater risk than investments in larger companies, including greater volatility, less liquidity, and less available information.
Tuttle Capital AI Substrate ETF | Limited History Of Operations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The Fund may fail to attract sufficient assets to operate efficiently.
Tuttle Capital AI Substrate ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. The Fund may, from time to time, have significant exposure to one or more sectors of the economy.
To the extent the Fund has significant sector exposure, the Fund will be more susceptible to economic, political, regulatory, or other developments affecting that sector than a fund with a broader range of investments.
Tuttle Capital AI Substrate ETF | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tuttle Capital AI Substrate ETF | Artificial Intelligence Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Artificial Intelligence Companies Risk. Companies engaged in the development, production, or utilization of AI technologies, including hardware (e.g. semiconductors, accelerators), software platforms, cloud infrastructure, and related services, may be subject to intense competition, rapid product obsolescence, and unpredictable changes in the AI market. The commercial viability of AI technologies and applications is not certain. AI technologies may fail to achieve expected performance, face regulatory restrictions, or be displaced by competing technologies.
◦Advanced Packaging Capacity Risk. Advanced semiconductor packaging capacity is concentrated among a small number of manufacturers. Capacity constraints or yield problems could delay AI chip production and reduce revenue for packaging companies.

Tuttle Capital AI Substrate ETF | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
Tuttle Capital AI Substrate ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
◦Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
Tuttle Capital AI Substrate ETF | Foreign Securities Risk, ADR Risk Member
Prospectus [Line Items]
Risk [Text Block]	ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
Tuttle Capital AI Substrate ETF | Foreign Securities Risk, Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
Tuttle Capital AI Substrate ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
◦Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Tuttle Capital AI Substrate ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund
(i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
Tuttle Capital AI Substrate ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. Because the Fund's investments are concentrated in a particular industry, the Fund will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively affect the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.
◦Electronic Components Industry Risk. The electronic components industry is highly competitive and influenced by rapid technological change, cyclical demand, and global supply chain dependencies.
Businesses in this industry face risks from fluctuating raw material prices, shortages of critical inputs such as semiconductors and rare earth elements, and reliance on contract manufacturers or overseas suppliers. The industry is also subject to evolving regulatory requirements, including trade restrictions, export controls, and environmental standards, which may increase costs or limit market access.
Additionally, shifts in consumer demand, intense pricing pressure, and the risk of product obsolescence due to fast-paced innovation can adversely impact profitability. Any of these factors could materially affect the performance and stability of companies in the industry.

Tuttle Capital AI Substrate ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
Tuttle Capital AI Substrate ETF | Derivatives Risk, Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Tuttle Capital AI Substrate ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. At the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a)
at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10%
of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification
Requirement”). The determination of the value and the identity of the issuer of derivative investments that the
Fund may invest in are often unclear for purposes of the Diversification Requirement described above. Although the Fund intends to carefully monitor its investments to ensure that it is adequately diversified under the
Diversification Requirement, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the
Fund’s determination of the issuer under the Diversification Requirement with respect to such derivatives. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear. If the
Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
Tuttle Capital AI Substrate ETF | Concentration Risk, Electronic Components Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	◦Electronic Components Industry Risk. The electronic components industry is highly competitive and influenced by rapid technological change, cyclical demand, and global supply chain dependencies.
Businesses in this industry face risks from fluctuating raw material prices, shortages of critical inputs such as semiconductors and rare earth elements, and reliance on contract manufacturers or overseas suppliers. The industry is also subject to evolving regulatory requirements, including trade restrictions, export controls, and environmental standards, which may increase costs or limit market access.
Additionally, shifts in consumer demand, intense pricing pressure, and the risk of product obsolescence due to fast-paced innovation can adversely impact profitability. Any of these factors could materially affect the performance and stability of companies in the industry.

Tuttle Capital AI Substrate ETF | Artificial Intelligence Companies Risk, Advanced Packaging Capacity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Advanced Packaging Capacity Risk. Advanced semiconductor packaging capacity is concentrated among a small number of manufacturers. Capacity constraints or yield problems could delay AI chip production and reduce revenue for packaging companies.

Tuttle Capital AI Substrate ETF | Geographic Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
▪Risks Related to Investing in South Korea. Investments in Korean issuers may subject the
Fund to risks specific to South Korea. Substantial political tensions exist between North Korea and South Korea. Escalated tensions involving the two nations and the outbreak of hostilities between the two nations, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the South Korean economy. In addition, South Korea’s economic growth potential has recently been on a decline because of a rapidly aging population and structural problems, among other factors. The South Korean economy is heavily reliant on trading exports, especially to other Asian countries and the U.S., and disruptions or decreases in trade activity could lead to further declines. The South Korean economy’s dependence on the economies of
Asia and the U.S. means that a reduction in spending by these economies on South Korean products and services or negative changes in any of these economies may cause an adverse impact on the South Korean economy and therefore, on the Fund’s investments. In addition,
South Korea is located in a part of the world that has historically been prone to natural disasters such as earthquakes, hurricanes or tsunamis, and is economically sensitive to environmental events. Any such event may adversely impact South Korea’s economy or business operations of companies in South Korea.
▪Risks Related to Investing in Taiwan. Investments in Taiwanese issuers may subject the Fund to risks specific to Taiwan. Taiwan is a small island state with few raw material resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan’s economy is intricately linked with economies of Asian countries that have experienced over-extensions of credit, frequent and pronounced currency fluctuations, currency devaluations, currency repatriation, rising unemployment and fluctuations in inflation. The Taiwanese economy is dependent on the economies of Japan and China, as well as the United States, and negative changes in their economies or a reduction in purchases by any of them of Taiwanese products and services would likely have an adverse impact on the Taiwanese economy. Taiwan’s geographic proximity to China and Taiwan’s history of political contention with China have resulted in ongoing tensions with China, including the risk of war with China. These tensions may materially affect the Taiwanese economy and securities markets.

Tuttle Capital AI Substrate ETF | Geographic Investment Risk, Risks Related To Investing In South Korea Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risks Related to Investing in South Korea. Investments in Korean issuers may subject the
Fund to risks specific to South Korea. Substantial political tensions exist between North Korea and South Korea. Escalated tensions involving the two nations and the outbreak of hostilities between the two nations, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the South Korean economy. In addition, South Korea’s economic growth potential has recently been on a decline because of a rapidly aging population and structural problems, among other factors. The South Korean economy is heavily reliant on trading exports, especially to other Asian countries and the U.S., and disruptions or decreases in trade activity could lead to further declines. The South Korean economy’s dependence on the economies of
Asia and the U.S. means that a reduction in spending by these economies on South Korean products and services or negative changes in any of these economies may cause an adverse impact on the South Korean economy and therefore, on the Fund’s investments. In addition,
South Korea is located in a part of the world that has historically been prone to natural disasters such as earthquakes, hurricanes or tsunamis, and is economically sensitive to environmental events. Any such event may adversely impact South Korea’s economy or business operations of companies in South Korea.

Tuttle Capital AI Substrate ETF | Geographic Investment Risk, Risks Related To Investing In Taiwan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risks Related to Investing in Taiwan. Investments in Taiwanese issuers may subject the Fund to risks specific to Taiwan. Taiwan is a small island state with few raw material resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan’s economy is intricately linked with economies of Asian countries that have experienced over-extensions of credit, frequent and pronounced currency fluctuations, currency devaluations, currency repatriation, rising unemployment and fluctuations in inflation. The Taiwanese economy is dependent on the economies of Japan and China, as well as the United States, and negative changes in their economies or a reduction in purchases by any of them of Taiwanese products and services would likely have an adverse impact on the Taiwanese economy. Taiwan’s geographic proximity to China and Taiwan’s history of political contention with China have resulted in ongoing tensions with China, including the risk of war with China. These tensions may materially affect the Taiwanese economy and securities markets.

Tuttle Capital AI Substrate ETF | Geopolitical Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
Tuttle Capital AI Substrate ETF | Capital Controls And Sanctions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Tuttle Capital AI Substrate ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Shareholders of the Fund, as with all funds, are subject to the risk that their investments could lose money.
Tuttle Capital AI Substrate ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Tuttle Capital AI Substrate ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the
“Code”).
Tuttle Capital AI Test Equipment ETF | General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk. The Fund's net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Tuttle Capital AI Test Equipment ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective or may underperform the market or comparable investment products if the Adviser cannot successfully implement the Fund's investment strategies.
Tuttle Capital AI Test Equipment ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests
Tuttle Capital AI Test Equipment ETF | Issuer-Specific Risk Member
Prospectus [Line Items]
Risk [Text Block]	Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-specific factors such as management decisions, product failures, litigation, or regulatory actions.
Tuttle Capital AI Test Equipment ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Tuttle Capital AI Test Equipment ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Tuttle Capital AI Test Equipment ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Tuttle Capital AI Test Equipment ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
Tuttle Capital AI Test Equipment ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Tuttle Capital AI Test Equipment ETF | Small- And Mid-Cap Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small- and Mid-Capitalization Companies Risk. Investments in smaller and mid-sized companies may involve greater risk than investments in larger companies, including greater volatility, less liquidity, and less available information.
Tuttle Capital AI Test Equipment ETF | Limited History Of Operations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The Fund may fail to attract sufficient assets to operate efficiently.
Tuttle Capital AI Test Equipment ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. The Fund may, from time to time, have significant exposure to one or more sectors of the economy.
To the extent the Fund has significant sector exposure, the Fund will be more susceptible to economic, political, regulatory, or other developments affecting that sector than a fund with a broader range of investments.
Tuttle Capital AI Test Equipment ETF | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tuttle Capital AI Test Equipment ETF | Artificial Intelligence Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Artificial Intelligence Companies Risk. Companies engaged in the development, production, or utilization of AI technologies, including hardware (e.g. semiconductors, accelerators), software platforms, cloud infrastructure, and related services, may be subject to intense competition, rapid product obsolescence, and unpredictable changes in the AI market. The commercial viability of AI technologies and applications is not certain. AI technologies may fail to achieve expected performance, face regulatory restrictions, or be displaced by competing technologies.
◦Semiconductor Cyclicality Risk. The semiconductor test equipment industry is highly cyclical, with revenue closely linked to semiconductor capital expenditure cycles. A downturn in AI chip production or a shift in architecture could adversely affect companies held by the Fund.
Tuttle Capital AI Test Equipment ETF | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
Tuttle Capital AI Test Equipment ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
◦Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Tuttle Capital AI Test Equipment ETF | Foreign Securities Risk, ADR Risk Member
Prospectus [Line Items]
Risk [Text Block]	ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
Tuttle Capital AI Test Equipment ETF | Foreign Securities Risk, Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
Tuttle Capital AI Test Equipment ETF | Foreign Securities Risk, Geographic Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
Tuttle Capital AI Test Equipment ETF | Foreign Securities Risk, Geopolitical Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
Tuttle Capital AI Test Equipment ETF | Foreign Securities Risk, Capital Controls And Sanctions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Tuttle Capital AI Test Equipment ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
◦Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Tuttle Capital AI Test Equipment ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund
(i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
Tuttle Capital AI Test Equipment ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. Because the Fund's investments are concentrated in a particular industry, the Fund will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively affect the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.
◦Semiconductor Industry Risk. Companies in the semiconductor industry are subject to significant competitive pressure, including rapid technological change, high capital requirements, and the risk that their products may become obsolete. Semiconductor industry revenue is subject to cyclical fluctuations in supply and demand.

Tuttle Capital AI Test Equipment ETF | Concentration Risk, Semiconductor Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Semiconductor Industry Risk. Companies in the semiconductor industry are subject to significant competitive pressure, including rapid technological change, high capital requirements, and the risk that their products may become obsolete. Semiconductor industry revenue is subject to cyclical fluctuations in supply and demand.

Tuttle Capital AI Test Equipment ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
Tuttle Capital AI Test Equipment ETF | Derivatives Risk, Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Tuttle Capital AI Test Equipment ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. At the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a)
at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10%
of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification
Requirement”). The determination of the value and the identity of the issuer of derivative investments that the
Fund may invest in are often unclear for purposes of the Diversification Requirement described above. Although the Fund intends to carefully monitor its investments to ensure that it is adequately diversified under the
Diversification Requirement, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the
Fund’s determination of the issuer under the Diversification Requirement with respect to such derivatives. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear. If the
Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
Tuttle Capital AI Test Equipment ETF | Artificial Intelligence Companies Risk, Semiconductor Cyclicality Risk Member
Prospectus [Line Items]
Risk [Text Block]	Semiconductor Cyclicality Risk. The semiconductor test equipment industry is highly cyclical, with revenue closely linked to semiconductor capital expenditure cycles. A downturn in AI chip production or a shift in architecture could adversely affect companies held by the Fund.
Tuttle Capital AI Test Equipment ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Shareholders of the Fund, as with all funds, are subject to the risk that their investments could lose money.
Tuttle Capital AI Test Equipment ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Tuttle Capital AI Test Equipment ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the
“Code”).
Tuttle Capital AI Capacitor ETF | General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk. The Fund's net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Tuttle Capital AI Capacitor ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective or may underperform the market or comparable investment products if the Adviser cannot successfully implement the Fund's investment strategies.
Tuttle Capital AI Capacitor ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests
Tuttle Capital AI Capacitor ETF | Issuer-Specific Risk Member
Prospectus [Line Items]
Risk [Text Block]	Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-specific factors such as management decisions, product failures, litigation, or regulatory actions.
Tuttle Capital AI Capacitor ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Tuttle Capital AI Capacitor ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Tuttle Capital AI Capacitor ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Tuttle Capital AI Capacitor ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
Tuttle Capital AI Capacitor ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Tuttle Capital AI Capacitor ETF | Small- And Mid-Cap Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small- and Mid-Capitalization Companies Risk. Investments in smaller and mid-sized companies may involve greater risk than investments in larger companies, including greater volatility, less liquidity, and less available information.
Tuttle Capital AI Capacitor ETF | Limited History Of Operations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The Fund may fail to attract sufficient assets to operate efficiently.
Tuttle Capital AI Capacitor ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. The Fund may, from time to time, have significant exposure to one or more sectors of the economy.
To the extent the Fund has significant sector exposure, the Fund will be more susceptible to economic, political, regulatory, or other developments affecting that sector than a fund with a broader range of investments.
Tuttle Capital AI Capacitor ETF | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tuttle Capital AI Capacitor ETF | Artificial Intelligence Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Artificial Intelligence Companies Risk. Companies engaged in the development, production, or utilization of AI technologies, including hardware (e.g. semiconductors, accelerators), software platforms, cloud infrastructure, and related services, may be subject to intense competition, rapid product obsolescence, and unpredictable changes in the AI market. The commercial viability of AI technologies and applications is not certain. AI technologies may fail to achieve expected performance, face regulatory restrictions, or be displaced by competing technologies.
◦Passive Components Cyclicality Risk. The passive electronic components industry is cyclical.
Oversupply of MLCCs has historically led to significant price declines. If AI hardware build-out slows, demand and pricing for capacitors may decline.

Tuttle Capital AI Capacitor ETF | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
Tuttle Capital AI Capacitor ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
◦Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Tuttle Capital AI Capacitor ETF | Foreign Securities Risk, ADR Risk Member
Prospectus [Line Items]
Risk [Text Block]	ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
Tuttle Capital AI Capacitor ETF | Foreign Securities Risk, Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
Tuttle Capital AI Capacitor ETF | Foreign Securities Risk, Geographic Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
Tuttle Capital AI Capacitor ETF | Foreign Securities Risk, Geopolitical Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
Tuttle Capital AI Capacitor ETF | Foreign Securities Risk, Capital Controls And Sanctions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Tuttle Capital AI Capacitor ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
◦Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Tuttle Capital AI Capacitor ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund
(i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
Tuttle Capital AI Capacitor ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. Because the Fund's investments are concentrated in a particular industry, the Fund will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively affect the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.
◦Electronic Components Industry Risk. The electronic components industry is highly competitive and influenced by rapid technological change, cyclical demand, and global supply chain dependencies.
Businesses in this industry face risks from fluctuating raw material prices, shortages of critical inputs such as semiconductors and rare earth elements, and reliance on contract manufacturers or overseas suppliers. The industry is also subject to evolving regulatory requirements, including trade restrictions, export controls, and environmental standards, which may increase costs or limit market access.
Additionally, shifts in consumer demand, intense pricing pressure, and the risk of product obsolescence due to fast-paced innovation can adversely impact profitability. Any of these factors could materially affect the performance and stability of companies in the industry.

Tuttle Capital AI Capacitor ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
Tuttle Capital AI Capacitor ETF | Derivatives Risk, Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Tuttle Capital AI Capacitor ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. At the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a)
at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10%
of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification
Requirement”). The determination of the value and the identity of the issuer of derivative investments that the
Fund may invest in are often unclear for purposes of the Diversification Requirement described above. Although the Fund intends to carefully monitor its investments to ensure that it is adequately diversified under the
Diversification Requirement, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the
Fund’s determination of the issuer under the Diversification Requirement with respect to such derivatives. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear. If the
Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
Tuttle Capital AI Capacitor ETF | Concentration Risk, Electronic Components Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	◦Electronic Components Industry Risk. The electronic components industry is highly competitive and influenced by rapid technological change, cyclical demand, and global supply chain dependencies.
Businesses in this industry face risks from fluctuating raw material prices, shortages of critical inputs such as semiconductors and rare earth elements, and reliance on contract manufacturers or overseas suppliers. The industry is also subject to evolving regulatory requirements, including trade restrictions, export controls, and environmental standards, which may increase costs or limit market access.
Additionally, shifts in consumer demand, intense pricing pressure, and the risk of product obsolescence due to fast-paced innovation can adversely impact profitability. Any of these factors could materially affect the performance and stability of companies in the industry.

Tuttle Capital AI Capacitor ETF | Artificial Intelligence Companies Risk, Passive Components Cyclicality Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Components Cyclicality Risk. The passive electronic components industry is cyclical.
Oversupply of MLCCs has historically led to significant price declines. If AI hardware build-out slows, demand and pricing for capacitors may decline.

Tuttle Capital AI Capacitor ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Shareholders of the Fund, as with all funds, are subject to the risk that their investments could lose money.
Tuttle Capital AI Capacitor ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Tuttle Capital AI Capacitor ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the
“Code”).
Tuttle Capital Robotic Perception ETF | General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk. The Fund's net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Tuttle Capital Robotic Perception ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective or may underperform the market or comparable investment products if the Adviser cannot successfully implement the Fund's investment strategies.
Tuttle Capital Robotic Perception ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests.

Tuttle Capital Robotic Perception ETF | Issuer-Specific Risk Member
Prospectus [Line Items]
Risk [Text Block]	Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-specific factors such as management decisions, product failures, litigation, or regulatory actions.
Tuttle Capital Robotic Perception ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Tuttle Capital Robotic Perception ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Tuttle Capital Robotic Perception ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Tuttle Capital Robotic Perception ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
Tuttle Capital Robotic Perception ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Tuttle Capital Robotic Perception ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk. The Fund’s performance may be adversely affected if securities of large cap companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large cap companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Tuttle Capital Robotic Perception ETF | Limited History Of Operations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The Fund may fail to attract sufficient assets to operate efficiently.
Tuttle Capital Robotic Perception ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. The Fund may, from time to time, have significant exposure to one or more sectors of the economy.
To the extent the Fund has significant sector exposure, the Fund will be more susceptible to economic, political, regulatory, or other developments affecting that sector than a fund with a broader range of investments.

Tuttle Capital Robotic Perception ETF | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tuttle Capital Robotic Perception ETF | Artificial Intelligence Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Artificial Intelligence Companies Risk. Companies engaged in the development, production, or utilization of AI technologies, including hardware (e.g. semiconductors, accelerators), software platforms, cloud infrastructure, and related services, may be subject to intense competition, rapid product obsolescence, and unpredictable changes in the AI market. The commercial viability of AI technologies and applications is not certain. AI technologies may fail to achieve expected performance, face regulatory restrictions, or be displaced by competing technologies.
◦Robotic Perception Companies Risk. Robotics Perception Companies operate in rapidly evolving markets dependent on the adoption of robotics technologies, which may not develop as expected. Their performance is sensitive to capital spending cycles in industrial end markets, making them vulnerable to economic downturns. Robotics Perception Companies also rely on complex global supply chains, which may be disrupted by shortages, geopolitical events, or cost increases. Robotics Perception Companies face risks related to technological change, competition, product defects, system failures, and cybersecurity. They may also be subject to future regulatory, safety, and product liability risks.
◦Autonomous Systems Regulatory Risk. Many companies serve autonomous vehicle and drone markets, which are subject to evolving federal and state regulation. Delays in regulatory approval for autonomous systems could slow revenue growth.
◦LiDAR Technology Risk. The LiDAR sensor market has seen significant price compression. Companies unable to achieve competitive cost structures may lose market share to lower-cost competitors or camera-only systems.

Tuttle Capital Robotic Perception ETF | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
Tuttle Capital Robotic Perception ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
◦Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Tuttle Capital Robotic Perception ETF | Foreign Securities Risk, ADR Risk Member
Prospectus [Line Items]
Risk [Text Block]	ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
Tuttle Capital Robotic Perception ETF | Foreign Securities Risk, Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
Tuttle Capital Robotic Perception ETF | Foreign Securities Risk, Geographic Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
Tuttle Capital Robotic Perception ETF | Foreign Securities Risk, Geopolitical Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
Tuttle Capital Robotic Perception ETF | Foreign Securities Risk, Capital Controls And Sanctions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Tuttle Capital Robotic Perception ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
◦Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Tuttle Capital Robotic Perception ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund
(i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
Tuttle Capital Robotic Perception ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. Because the Fund's investments are concentrated in a particular industry, the Fund will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively affect the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.
◦Electronic Equipment & Instruments Industry Risk. Companies that manufacture electronic equipment and instruments, including analytical, electronic test and measurement instruments, scanner and barcode products, lasers, display screens, point-of-sales machines and security system equipment, are subject to risks associated with intense competition and rapid product obsolescence. The industry is also subject to evolving regulatory requirements and environmental standards, which may increase costs or limit market access. These companies may also be negatively impacted by geopolitical tensions, such as trade wars, sanctions, and export controls, which can disrupt the flow of critical components, raw materials, and advanced technologies. Such disruptions may lead to shortages, longer lead times, and increased costs. Geopolitical events can also destabilize key manufacturing regions.
Tuttle Capital Robotic Perception ETF | Mid-Cap Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Companies Risk. Investments in mid-sized companies may involve greater risk than investments in larger companies, including greater volatility, less liquidity, and less available information.

Tuttle Capital Robotic Perception ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
Tuttle Capital Robotic Perception ETF | Derivatives Risk, Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Tuttle Capital Robotic Perception ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. At the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a)
at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10%
of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification
Requirement”). The determination of the value and the identity of the issuer of derivative investments that the
Fund may invest in are often unclear for purposes of the Diversification Requirement described above. Although the Fund intends to carefully monitor its investments to ensure that it is adequately diversified under the
Diversification Requirement, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the
Fund’s determination of the issuer under the Diversification Requirement with respect to such derivatives. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear. If the
Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
Tuttle Capital Robotic Perception ETF | Concentration Risk, Electronic Equipment & Instruments Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Electronic Equipment & Instruments Industry Risk. Companies that manufacture electronic equipment and instruments, including analytical, electronic test and measurement instruments, scanner and barcode products, lasers, display screens, point-of-sales machines and security system equipment, are subject to risks associated with intense competition and rapid product obsolescence. The industry is also subject to evolving regulatory requirements and environmental standards, which may increase costs or limit market access. These companies may also be negatively impacted by geopolitical tensions, such as trade wars, sanctions, and export controls, which can disrupt the flow of critical components, raw materials, and advanced technologies. Such disruptions may lead to shortages, longer lead times, and increased costs. Geopolitical events can also destabilize key manufacturing regions.
Tuttle Capital Robotic Perception ETF | Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industrials Sector Risk. The industrials sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
Tuttle Capital Robotic Perception ETF | Artificial Intelligence Companies Risk, Robotic Perception Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Robotic Perception Companies Risk. Robotics Perception Companies operate in rapidly evolving markets dependent on the adoption of robotics technologies, which may not develop as expected. Their performance is sensitive to capital spending cycles in industrial end markets, making them vulnerable to economic downturns. Robotics Perception Companies also rely on complex global supply chains, which may be disrupted by shortages, geopolitical events, or cost increases. Robotics Perception Companies face risks related to technological change, competition, product defects, system failures, and cybersecurity. They may also be subject to future regulatory, safety, and product liability risks.

Tuttle Capital Robotic Perception ETF | Artificial Intelligence Companies Risk, Autonomous Systems Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Autonomous Systems Regulatory Risk. Many companies serve autonomous vehicle and drone markets, which are subject to evolving federal and state regulation. Delays in regulatory approval for autonomous systems could slow revenue growth.

Tuttle Capital Robotic Perception ETF | Artificial Intelligence Companies Risk, LiDAR Technology Risk Member
Prospectus [Line Items]
Risk [Text Block]	LiDAR Technology Risk. The LiDAR sensor market has seen significant price compression. Companies unable to achieve competitive cost structures may lose market share to lower-cost competitors or camera-only systems.

Tuttle Capital Robotic Perception ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Shareholders of the Fund, as with all funds, are subject to the risk that their investments could lose money.
Tuttle Capital Robotic Perception ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Tuttle Capital Robotic Perception ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the
“Code”).
Tuttle Capital AI Thermal Management ETF | General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk. The Fund's net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Tuttle Capital AI Thermal Management ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective or may underperform the market or comparable investment products if the Adviser cannot successfully implement the Fund's investment strategies.
Tuttle Capital AI Thermal Management ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests
Tuttle Capital AI Thermal Management ETF | Issuer-Specific Risk Member
Prospectus [Line Items]
Risk [Text Block]	Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-specific factors such as management decisions, product failures, litigation, or regulatory actions.
Tuttle Capital AI Thermal Management ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Tuttle Capital AI Thermal Management ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Tuttle Capital AI Thermal Management ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Tuttle Capital AI Thermal Management ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
Tuttle Capital AI Thermal Management ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Tuttle Capital AI Thermal Management ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Companies Risk. The Fund’s performance may be adversely affected if securities of large cap companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large cap companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Tuttle Capital AI Thermal Management ETF | Limited History Of Operations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The Fund may fail to attract sufficient assets to operate efficiently.
Tuttle Capital AI Thermal Management ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. The Fund may, from time to time, have significant exposure to one or more sectors of the economy.
To the extent the Fund has significant sector exposure, the Fund will be more susceptible to economic, political, regulatory, or other developments affecting that sector than a fund with a broader range of investments.

Tuttle Capital AI Thermal Management ETF | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tuttle Capital AI Thermal Management ETF | Artificial Intelligence Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Artificial Intelligence Companies Risk. Companies engaged in the development, production, or utilization of AI technologies, including hardware (e.g. semiconductors, accelerators), software platforms, cloud infrastructure, and related services, may be subject to intense competition, rapid product obsolescence, and unpredictable changes in the AI market. The commercial viability of AI technologies and applications is not certain. AI technologies may fail to achieve expected performance, face regulatory restrictions, or be displaced by competing technologies.
◦Data Center Infrastructure Risk. A slowdown in AI data center construction or a reduction in AI infrastructure spending by hyperscalers could reduce demand for liquid cooling solutions.
◦Technology Substitution Risk. Alternative cooling technologies or future chip architectures that generate less heat could reduce demand for liquid cooling hardware.

Tuttle Capital AI Thermal Management ETF | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
Tuttle Capital AI Thermal Management ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
◦Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Tuttle Capital AI Thermal Management ETF | Foreign Securities Risk, ADR Risk Member
Prospectus [Line Items]
Risk [Text Block]	ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
Tuttle Capital AI Thermal Management ETF | Foreign Securities Risk, Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
Tuttle Capital AI Thermal Management ETF | Foreign Securities Risk, Geographic Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
Tuttle Capital AI Thermal Management ETF | Foreign Securities Risk, Geopolitical Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
Tuttle Capital AI Thermal Management ETF | Foreign Securities Risk, Capital Controls And Sanctions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Tuttle Capital AI Thermal Management ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
◦Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Tuttle Capital AI Thermal Management ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund
(i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
Tuttle Capital AI Thermal Management ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. Because the Fund's investments are concentrated in a particular industry, the Fund will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively affect the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.
◦Building Products Industry Risk. Companies in the building products industry are affected by supply and demand both for their specific products and/or services as well as overall capital spending levels, which are influenced by an individual company’s profitability. These companies are also impacted by broader factors such as interest rates, commodity prices, technical obsolescence, government regulation, import controls and worldwide competition. Companies in the building products industry can also be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
◦Electrical Equipment Industry Risk. Companies in the electrical equipment industry can be significantly affected by general economic trends, including employment, economic growth, interest rates, and changes in commodity prices. Electrical equipment companies are subject to the risks of technical obsolescence, and their profitability may be affected by government regulation and spending, import controls and worldwide competition. Companies in these industries also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
Tuttle Capital AI Thermal Management ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
Tuttle Capital AI Thermal Management ETF | Derivatives Risk, Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Tuttle Capital AI Thermal Management ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. At the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a)
at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10%
of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification
Requirement”). The determination of the value and the identity of the issuer of derivative investments that the
Fund may invest in are often unclear for purposes of the Diversification Requirement described above. Although the Fund intends to carefully monitor its investments to ensure that it is adequately diversified under the
Diversification Requirement, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the
Fund’s determination of the issuer under the Diversification Requirement with respect to such derivatives. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear. If the
Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
Tuttle Capital AI Thermal Management ETF | Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industrials Sector Risk. The industrials sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
Tuttle Capital AI Thermal Management ETF | Concentration Risk, Building Products Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Building Products Industry Risk. Companies in the building products industry are affected by supply and demand both for their specific products and/or services as well as overall capital spending levels, which are influenced by an individual company’s profitability. These companies are also impacted by broader factors such as interest rates, commodity prices, technical obsolescence, government regulation, import controls and worldwide competition. Companies in the building products industry can also be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Tuttle Capital AI Thermal Management ETF | Concentration Risk, Electrical Equipment Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Electrical Equipment Industry Risk. Companies in the electrical equipment industry can be significantly affected by general economic trends, including employment, economic growth, interest rates, and changes in commodity prices. Electrical equipment companies are subject to the risks of technical obsolescence, and their profitability may be affected by government regulation and spending, import controls and worldwide competition. Companies in these industries also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
Tuttle Capital AI Thermal Management ETF | Artificial Intelligence Companies Risk, Data Center Infrastructure Risk Member
Prospectus [Line Items]
Risk [Text Block]	Data Center Infrastructure Risk. A slowdown in AI data center construction or a reduction in AI infrastructure spending by hyperscalers could reduce demand for liquid cooling solutions.
Tuttle Capital AI Thermal Management ETF | Artificial Intelligence Companies Risk, Technology Substitution Risk Member
Prospectus [Line Items]
Risk [Text Block]	Technology Substitution Risk. Alternative cooling technologies or future chip architectures that generate less heat could reduce demand for liquid cooling hardware.
Tuttle Capital AI Thermal Management ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Shareholders of the Fund, as with all funds, are subject to the risk that their investments could lose money.
Tuttle Capital AI Thermal Management ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Tuttle Capital AI Thermal Management ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the
“Code”).
Tuttle Capital AI Memory Wall ETF | General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk. The Fund's net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Tuttle Capital AI Memory Wall ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective or may underperform the market or comparable investment products if the Adviser cannot successfully implement the Fund's investment strategies.
Tuttle Capital AI Memory Wall ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests
Tuttle Capital AI Memory Wall ETF | Issuer-Specific Risk Member
Prospectus [Line Items]
Risk [Text Block]	Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-specific factors such as management decisions, product failures, litigation, or regulatory actions.
Tuttle Capital AI Memory Wall ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Tuttle Capital AI Memory Wall ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Tuttle Capital AI Memory Wall ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Tuttle Capital AI Memory Wall ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
Tuttle Capital AI Memory Wall ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Tuttle Capital AI Memory Wall ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk. The Fund’s performance may be adversely affected if securities of large cap companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large cap companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Tuttle Capital AI Memory Wall ETF | Small- And Mid-Cap Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small- and Mid-Capitalization Companies Risk. Investments in smaller and mid-sized companies may involve greater risk than investments in larger companies, including greater volatility, less liquidity, and less available information.
Tuttle Capital AI Memory Wall ETF | Limited History Of Operations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The Fund may fail to attract sufficient assets to operate efficiently.
Tuttle Capital AI Memory Wall ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. The Fund may, from time to time, have significant exposure to one or more sectors of the economy.
To the extent the Fund has significant sector exposure, the Fund will be more susceptible to economic, political, regulatory, or other developments affecting that sector than a fund with a broader range of investments.
Tuttle Capital AI Memory Wall ETF | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tuttle Capital AI Memory Wall ETF | Artificial Intelligence Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Artificial Intelligence Companies Risk. Companies engaged in the development, production, or utilization of AI technologies, including hardware (e.g. semiconductors, accelerators), software platforms, cloud infrastructure, and related services, may be subject to intense competition, rapid product obsolescence, and unpredictable changes in the AI market. The commercial viability of AI technologies and applications is not certain. AI technologies may fail to achieve expected performance, face regulatory restrictions, or be displaced by competing technologies.
◦HBM Yield and Capacity Risk. High-bandwidth memory is produced by a small number of manufacturers and requires complex stacking processes with challenging yield characteristics. Yield problems or production ramp delays could cause supply shortfalls.
◦Memory Market Cyclicality Risk. The DRAM and HBM memory markets are highly cyclical. A slowdown in AI accelerator shipments could reduce demand for HBM and adversely affect the Fund.

Tuttle Capital AI Memory Wall ETF | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
Tuttle Capital AI Memory Wall ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
◦Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Tuttle Capital AI Memory Wall ETF | Foreign Securities Risk, ADR Risk Member
Prospectus [Line Items]
Risk [Text Block]	ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
Tuttle Capital AI Memory Wall ETF | Foreign Securities Risk, Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
Tuttle Capital AI Memory Wall ETF | Foreign Securities Risk, Geographic Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
Tuttle Capital AI Memory Wall ETF | Foreign Securities Risk, Geopolitical Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
Tuttle Capital AI Memory Wall ETF | Foreign Securities Risk, Capital Controls And Sanctions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Tuttle Capital AI Memory Wall ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
◦Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Tuttle Capital AI Memory Wall ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund
(i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
Tuttle Capital AI Memory Wall ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. Because the Fund's investments are concentrated in a particular industry, the Fund will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively affect the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.
◦Semiconductor Industry Risk. Companies in the semiconductor industry are subject to significant competitive pressure, including rapid technological change, high capital requirements, and the risk that their products may become obsolete. Semiconductor industry revenue is subject to cyclical fluctuations in supply and demand.

Tuttle Capital AI Memory Wall ETF | Concentration Risk, Semiconductor Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Semiconductor Industry Risk. Companies in the semiconductor industry are subject to significant competitive pressure, including rapid technological change, high capital requirements, and the risk that their products may become obsolete. Semiconductor industry revenue is subject to cyclical fluctuations in supply and demand.

Tuttle Capital AI Memory Wall ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
Tuttle Capital AI Memory Wall ETF | Derivatives Risk, Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Tuttle Capital AI Memory Wall ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. At the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a)
at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10%
of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification
Requirement”). The determination of the value and the identity of the issuer of derivative investments that the
Fund may invest in are often unclear for purposes of the Diversification Requirement described above. Although the Fund intends to carefully monitor its investments to ensure that it is adequately diversified under the
Diversification Requirement, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the
Fund’s determination of the issuer under the Diversification Requirement with respect to such derivatives. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear. If the
Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
Tuttle Capital AI Memory Wall ETF | Artificial Intelligence Companies Risk, HBM Yield And Capacity Risk Member
Prospectus [Line Items]
Risk [Text Block]	HBM Yield and Capacity Risk. High-bandwidth memory is produced by a small number of manufacturers and requires complex stacking processes with challenging yield characteristics. Yield problems or production ramp delays could cause supply shortfalls.

Tuttle Capital AI Memory Wall ETF | Artificial Intelligence Companies Risk, Memory Market Cyclicality Risk Member
Prospectus [Line Items]
Risk [Text Block]	Memory Market Cyclicality Risk. The DRAM and HBM memory markets are highly cyclical. A slowdown in AI accelerator shipments could reduce demand for HBM and adversely affect the Fund.
Tuttle Capital AI Memory Wall ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Shareholders of the Fund, as with all funds, are subject to the risk that their investments could lose money.
Tuttle Capital AI Memory Wall ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Tuttle Capital AI Memory Wall ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the
“Code”).
Tuttle Capital On-Device AI ETF | General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk. The Fund's net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Tuttle Capital On-Device AI ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective or may underperform the market or comparable investment products if the Adviser cannot successfully implement the Fund's investment strategies.
Tuttle Capital On-Device AI ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests
Tuttle Capital On-Device AI ETF | Issuer-Specific Risk Member
Prospectus [Line Items]
Risk [Text Block]	Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-specific factors such as management decisions, product failures, litigation, or regulatory actions.
Tuttle Capital On-Device AI ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Tuttle Capital On-Device AI ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Tuttle Capital On-Device AI ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Tuttle Capital On-Device AI ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
Tuttle Capital On-Device AI ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Tuttle Capital On-Device AI ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Companies Risk. The Fund’s performance may be adversely affected if securities of large cap companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large cap companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Tuttle Capital On-Device AI ETF | Limited History Of Operations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The Fund may fail to attract sufficient assets to operate efficiently.
Tuttle Capital On-Device AI ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. The Fund may, from time to time, have significant exposure to one or more sectors of the economy.
To the extent the Fund has significant sector exposure, the Fund will be more susceptible to economic, political, regulatory, or other developments affecting that sector than a fund with a broader range of investments.

Tuttle Capital On-Device AI ETF | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tuttle Capital On-Device AI ETF | Artificial Intelligence Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Artificial Intelligence Companies Risk. Companies engaged in the development, production, or utilization of AI technologies, including hardware (e.g. semiconductors, accelerators), software platforms, cloud infrastructure, and related services, may be subject to intense competition, rapid product obsolescence, and unpredictable changes in the AI market. The commercial viability of AI technologies and applications is not certain. AI technologies may fail to achieve expected performance, face regulatory restrictions, or be displaced by competing technologies.
◦Consumer Electronics Cyclicality Risk. Consumer electronics demand fluctuates with economic conditions and consumer confidence. A consumer spending slowdown could delay the AI device upgrade cycle.
◦Feature Adoption Risk. Consumer willingness to upgrade devices specifically for AI features is uncertain. If AI features do not drive meaningful incremental device sales, the upgrade cycle may be slower than anticipated.

Tuttle Capital On-Device AI ETF | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
Tuttle Capital On-Device AI ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
◦Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Tuttle Capital On-Device AI ETF | Foreign Securities Risk, ADR Risk Member
Prospectus [Line Items]
Risk [Text Block]	ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
Tuttle Capital On-Device AI ETF | Foreign Securities Risk, Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
Tuttle Capital On-Device AI ETF | Foreign Securities Risk, Geographic Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
Tuttle Capital On-Device AI ETF | Foreign Securities Risk, Geopolitical Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
Tuttle Capital On-Device AI ETF | Foreign Securities Risk, Capital Controls And Sanctions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Tuttle Capital On-Device AI ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
◦Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Tuttle Capital On-Device AI ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund
(i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
Tuttle Capital On-Device AI ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. Because the Fund's investments are concentrated in a particular industry, the Fund will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively affect the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.
◦Semiconductor Industry Risk. Companies in the semiconductor industry are subject to significant competitive pressure, including rapid technological change, high capital requirements, and the risk that their products may become obsolete. Semiconductor industry revenue is subject to cyclical fluctuations in supply and demand.

Tuttle Capital On-Device AI ETF | Concentration Risk, Semiconductor Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Semiconductor Industry Risk. Companies in the semiconductor industry are subject to significant competitive pressure, including rapid technological change, high capital requirements, and the risk that their products may become obsolete. Semiconductor industry revenue is subject to cyclical fluctuations in supply and demand.

Tuttle Capital On-Device AI ETF | Mid-Cap Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Companies Risk. Investments in mid-sized companies may involve greater risk than investments in larger companies, including greater volatility, less liquidity, and less available information.
Tuttle Capital On-Device AI ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
Tuttle Capital On-Device AI ETF | Derivatives Risk, Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Tuttle Capital On-Device AI ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. At the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a)
at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10%
of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification
Requirement”). The determination of the value and the identity of the issuer of derivative investments that the
Fund may invest in are often unclear for purposes of the Diversification Requirement described above. Although the Fund intends to carefully monitor its investments to ensure that it is adequately diversified under the
Diversification Requirement, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the
Fund’s determination of the issuer under the Diversification Requirement with respect to such derivatives. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear. If the
Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
Tuttle Capital On-Device AI ETF | Artificial Intelligence Companies Risk, Consumer Electronics Cyclicality Risk Member
Prospectus [Line Items]
Risk [Text Block]	Consumer Electronics Cyclicality Risk. Consumer electronics demand fluctuates with economic conditions and consumer confidence. A consumer spending slowdown could delay the AI device upgrade cycle.
Tuttle Capital On-Device AI ETF | Artificial Intelligence Companies Risk, Feature Adoption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Feature Adoption Risk. Consumer willingness to upgrade devices specifically for AI features is uncertain. If AI features do not drive meaningful incremental device sales, the upgrade cycle may be slower than anticipated.

Tuttle Capital On-Device AI ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Shareholders of the Fund, as with all funds, are subject to the risk that their investments could lose money.
Tuttle Capital On-Device AI ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Tuttle Capital On-Device AI ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the
“Code”).
Tuttle Capital AI DC Power Architecture ETF | General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk. The Fund's net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Tuttle Capital AI DC Power Architecture ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective or may underperform the market or comparable investment products if the Adviser cannot successfully implement the Fund's investment strategies.
Tuttle Capital AI DC Power Architecture ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests
Tuttle Capital AI DC Power Architecture ETF | Issuer-Specific Risk Member
Prospectus [Line Items]
Risk [Text Block]	Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-specific factors such as management decisions, product failures, litigation, or regulatory actions.
Tuttle Capital AI DC Power Architecture ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Tuttle Capital AI DC Power Architecture ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Tuttle Capital AI DC Power Architecture ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Tuttle Capital AI DC Power Architecture ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
Tuttle Capital AI DC Power Architecture ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Tuttle Capital AI DC Power Architecture ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk. The Fund’s performance may be adversely affected if securities of large cap companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large cap companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Tuttle Capital AI DC Power Architecture ETF | Limited History Of Operations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The Fund may fail to attract sufficient assets to operate efficiently.
Tuttle Capital AI DC Power Architecture ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. The Fund may, from time to time, have significant exposure to one or more sectors of the economy.
To the extent the Fund has significant sector exposure, the Fund will be more susceptible to economic, political, regulatory, or other developments affecting that sector than a fund with a broader range of investments.
Tuttle Capital AI DC Power Architecture ETF | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tuttle Capital AI DC Power Architecture ETF | Artificial Intelligence Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Artificial Intelligence Companies Risk. Companies engaged in the development, production, or utilization of AI technologies, including hardware (e.g. semiconductors, accelerators), software platforms, cloud infrastructure, and related services, may be subject to intense competition, rapid product obsolescence, and unpredictable changes in the AI market. The commercial viability of AI technologies and applications is not certain. AI technologies may fail to achieve expected performance, face regulatory restrictions, or be displaced by competing technologies.
◦Energy Policy Risk. AI data centers are major consumers of electrical power and are subject to increasing regulatory attention. Restrictions on data center power consumption could affect the growth trajectory of AI infrastructure.
◦Technology Transition Risk. The transition to 800V DC architecture requires significant re-engineering of power distribution systems. Delays in adoption or competing power architectures could reduce the revenue opportunity for companies targeting this market.

Tuttle Capital AI DC Power Architecture ETF | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
Tuttle Capital AI DC Power Architecture ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
◦Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Tuttle Capital AI DC Power Architecture ETF | Foreign Securities Risk, ADR Risk Member
Prospectus [Line Items]
Risk [Text Block]	ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
Tuttle Capital AI DC Power Architecture ETF | Foreign Securities Risk, Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
Tuttle Capital AI DC Power Architecture ETF | Foreign Securities Risk, Geographic Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
Tuttle Capital AI DC Power Architecture ETF | Foreign Securities Risk, Geopolitical Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
Tuttle Capital AI DC Power Architecture ETF | Foreign Securities Risk, Capital Controls And Sanctions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Tuttle Capital AI DC Power Architecture ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
◦Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Tuttle Capital AI DC Power Architecture ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund
(i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
Tuttle Capital AI DC Power Architecture ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. Because the Fund's investments are concentrated in a particular industry, the Fund will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively affect the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.
◦Electrical Equipment Industry Risk. Companies in the electrical equipment industry can be significantly affected by general economic trends, including employment, economic growth, interest rates, and changes in commodity prices. Electrical equipment companies are subject to the risks of technical obsolescence, and their profitability may be affected by government regulation and spending, import controls and worldwide competition. Companies in these industries also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
◦Semiconductor Industry Risk. Companies in the semiconductor industry are subject to significant competitive pressure, including rapid technological change, high capital requirements, and the risk that their products may become obsolete. Semiconductor industry revenue is subject to cyclical fluctuations in supply and demand.

Tuttle Capital AI DC Power Architecture ETF | Concentration Risk, Semiconductor Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Semiconductor Industry Risk. Companies in the semiconductor industry are subject to significant competitive pressure, including rapid technological change, high capital requirements, and the risk that their products may become obsolete. Semiconductor industry revenue is subject to cyclical fluctuations in supply and demand.

Tuttle Capital AI DC Power Architecture ETF | Mid-Cap Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Companies Risk. Investments in mid-sized companies may involve greater risk than investments in larger companies, including greater volatility, less liquidity, and less available information.
Tuttle Capital AI DC Power Architecture ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
Tuttle Capital AI DC Power Architecture ETF | Derivatives Risk, Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Tuttle Capital AI DC Power Architecture ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. At the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a)
at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10%
of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification
Requirement”). The determination of the value and the identity of the issuer of derivative investments that the
Fund may invest in are often unclear for purposes of the Diversification Requirement described above. Although the Fund intends to carefully monitor its investments to ensure that it is adequately diversified under the
Diversification Requirement, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the
Fund’s determination of the issuer under the Diversification Requirement with respect to such derivatives. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear. If the
Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
Tuttle Capital AI DC Power Architecture ETF | Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industrials Sector Risk. The industrials sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
Tuttle Capital AI DC Power Architecture ETF | Concentration Risk, Electrical Equipment Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Electrical Equipment Industry Risk. Companies in the electrical equipment industry can be significantly affected by general economic trends, including employment, economic growth, interest rates, and changes in commodity prices. Electrical equipment companies are subject to the risks of technical obsolescence, and their profitability may be affected by government regulation and spending, import controls and worldwide competition. Companies in these industries also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
Tuttle Capital AI DC Power Architecture ETF | Artificial Intelligence Companies Risk, Energy Policy Risk Member
Prospectus [Line Items]
Risk [Text Block]	Energy Policy Risk. AI data centers are major consumers of electrical power and are subject to increasing regulatory attention. Restrictions on data center power consumption could affect the growth trajectory of AI infrastructure.

Tuttle Capital AI DC Power Architecture ETF | Artificial Intelligence Companies Risk, Technology Transition Risk Member
Prospectus [Line Items]
Risk [Text Block]	Technology Transition Risk. The transition to 800V DC architecture requires significant re-engineering of power distribution systems. Delays in adoption or competing power architectures could reduce the revenue opportunity for companies targeting this market.

Tuttle Capital AI DC Power Architecture ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Shareholders of the Fund, as with all funds, are subject to the risk that their investments could lose money.
Tuttle Capital AI DC Power Architecture ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Tuttle Capital AI DC Power Architecture ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the
“Code”).
Tuttle Capital AI Network Fabric ETF | General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk. The Fund's net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Tuttle Capital AI Network Fabric ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective or may underperform the market or comparable investment products if the Adviser cannot successfully implement the Fund's investment strategies.
Tuttle Capital AI Network Fabric ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests
Tuttle Capital AI Network Fabric ETF | Issuer-Specific Risk Member
Prospectus [Line Items]
Risk [Text Block]	Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-specific factors such as management decisions, product failures, litigation, or regulatory actions.
Tuttle Capital AI Network Fabric ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Tuttle Capital AI Network Fabric ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Tuttle Capital AI Network Fabric ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Tuttle Capital AI Network Fabric ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
Tuttle Capital AI Network Fabric ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Tuttle Capital AI Network Fabric ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk. The Fund’s performance may be adversely affected if securities of large cap companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large cap companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Tuttle Capital AI Network Fabric ETF | Limited History Of Operations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The Fund may fail to attract sufficient assets to operate efficiently.
Tuttle Capital AI Network Fabric ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. The Fund may, from time to time, have significant exposure to one or more sectors of the economy.
To the extent the Fund has significant sector exposure, the Fund will be more susceptible to economic, political, regulatory, or other developments affecting that sector than a fund with a broader range of investments.
Tuttle Capital AI Network Fabric ETF | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tuttle Capital AI Network Fabric ETF | Artificial Intelligence Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Artificial Intelligence Companies Risk. Companies engaged in the development, production, or utilization of AI technologies, including hardware (e.g. semiconductors, accelerators), software platforms, cloud infrastructure, and related services, may be subject to intense competition, rapid product obsolescence, and unpredictable changes in the AI market. The commercial viability of AI technologies and applications is not certain. AI technologies may fail to achieve expected performance, face regulatory restrictions, or be displaced by competing technologies.
◦InfiniBand vs. Ethernet Competition Risk. AI cluster networking involves competition between
InfiniBand-based and Ethernet-based solutions. A shift in customer preference toward InfiniBand or other proprietary networking could reduce the market opportunity for Ethernet-focused companies.
Tuttle Capital AI Network Fabric ETF | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
Tuttle Capital AI Network Fabric ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
◦Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Tuttle Capital AI Network Fabric ETF | Foreign Securities Risk, ADR Risk Member
Prospectus [Line Items]
Risk [Text Block]	◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
Tuttle Capital AI Network Fabric ETF | Foreign Securities Risk, Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
Tuttle Capital AI Network Fabric ETF | Foreign Securities Risk, Geographic Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
Tuttle Capital AI Network Fabric ETF | Foreign Securities Risk, Geopolitical Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
Tuttle Capital AI Network Fabric ETF | Foreign Securities Risk, Capital Controls And Sanctions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Tuttle Capital AI Network Fabric ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
◦Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Tuttle Capital AI Network Fabric ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund
(i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
Tuttle Capital AI Network Fabric ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. Because the Fund's investments are concentrated in a particular industry, the Fund will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively affect the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.
◦Semiconductor Industry Risk. Companies in the semiconductor industry are subject to significant competitive pressure, including rapid technological change, high capital requirements, and the risk that their products may become obsolete. Semiconductor industry revenue is subject to cyclical fluctuations in supply and demand.

Tuttle Capital AI Network Fabric ETF | Concentration Risk, Semiconductor Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Semiconductor Industry Risk. Companies in the semiconductor industry are subject to significant competitive pressure, including rapid technological change, high capital requirements, and the risk that their products may become obsolete. Semiconductor industry revenue is subject to cyclical fluctuations in supply and demand.

Tuttle Capital AI Network Fabric ETF | Mid-Cap Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Companies Risk. Investments in mid-sized companies may involve greater risk than investments in larger companies, including greater volatility, less liquidity, and less available information.
Tuttle Capital AI Network Fabric ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
Tuttle Capital AI Network Fabric ETF | Derivatives Risk, Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Tuttle Capital AI Network Fabric ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. At the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a)
at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10%
of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification
Requirement”). The determination of the value and the identity of the issuer of derivative investments that the
Fund may invest in are often unclear for purposes of the Diversification Requirement described above. Although the Fund intends to carefully monitor its investments to ensure that it is adequately diversified under the
Diversification Requirement, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the
Fund’s determination of the issuer under the Diversification Requirement with respect to such derivatives. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear. If the
Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
Tuttle Capital AI Network Fabric ETF | Artificial Intelligence Companies Risk, InfiniBand Vs. Ethernet Competition Risk Member
Prospectus [Line Items]
Risk [Text Block]	InfiniBand vs. Ethernet Competition Risk. AI cluster networking involves competition between
InfiniBand-based and Ethernet-based solutions. A shift in customer preference toward InfiniBand or other proprietary networking could reduce the market opportunity for Ethernet-focused companies.
Tuttle Capital AI Network Fabric ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Shareholders of the Fund, as with all funds, are subject to the risk that their investments could lose money.
Tuttle Capital AI Network Fabric ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Tuttle Capital AI Network Fabric ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the
“Code”).
Tuttle Capital AI Drug Discovery ETF | General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk. The Fund's net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Tuttle Capital AI Drug Discovery ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective or may underperform the market or comparable investment products if the Adviser cannot successfully implement the Fund's investment strategies.
Tuttle Capital AI Drug Discovery ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests
Tuttle Capital AI Drug Discovery ETF | Issuer-Specific Risk Member
Prospectus [Line Items]
Risk [Text Block]	Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-specific factors such as management decisions, product failures, litigation, or regulatory actions.
Tuttle Capital AI Drug Discovery ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Tuttle Capital AI Drug Discovery ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Tuttle Capital AI Drug Discovery ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Tuttle Capital AI Drug Discovery ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
Tuttle Capital AI Drug Discovery ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Tuttle Capital AI Drug Discovery ETF | Small- And Mid-Cap Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small- and Mid-Capitalization Companies Risk. Investments in smaller and mid-sized companies may involve greater risk than investments in larger companies, including greater volatility, less liquidity, and less available information.
Tuttle Capital AI Drug Discovery ETF | Limited History Of Operations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The Fund may fail to attract sufficient assets to operate efficiently.
Tuttle Capital AI Drug Discovery ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. The Fund may, from time to time, have significant exposure to one or more sectors of the economy.
To the extent the Fund has significant sector exposure, the Fund will be more susceptible to economic, political, regulatory, or other developments affecting that sector than a fund with a broader range of investments.
Tuttle Capital AI Drug Discovery ETF | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tuttle Capital AI Drug Discovery ETF | Artificial Intelligence Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Artificial Intelligence Companies Risk. Companies engaged in the development, production, or utilization of AI technologies, including hardware (e.g. semiconductors, accelerators), software platforms, cloud infrastructure, and related services, may be subject to intense competition, rapid product obsolescence, and unpredictable changes in the AI market. The commercial viability of AI technologies and applications is not certain. AI technologies may fail to achieve expected performance, face regulatory restrictions, or be displaced by competing technologies.
◦Drug Development Risk. AI-designed drug candidates must still complete clinical trials and receive regulatory approval. Most drug candidates fail in clinical development. Failure of a key pipeline asset by a significant holding could materially harm the Fund.
◦Clinical and Regulatory Risk. Even if an AI-designed drug candidate shows efficacy, regulatory agencies may require additional studies, impose conditions on approval, or decline to approve the product.
◦AI Validation Risk. The validation of AI-generated drug candidates through real-world clinical trials is still in its early stages. If AI drug discovery platforms fail to produce clinical successes at higher rates than traditional approaches, the commercial value could be diminished.
Tuttle Capital AI Drug Discovery ETF | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
Tuttle Capital AI Drug Discovery ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
◦Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Tuttle Capital AI Drug Discovery ETF | Foreign Securities Risk, ADR Risk Member
Prospectus [Line Items]
Risk [Text Block]	ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
Tuttle Capital AI Drug Discovery ETF | Foreign Securities Risk, Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
Tuttle Capital AI Drug Discovery ETF | Foreign Securities Risk, Geographic Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
Tuttle Capital AI Drug Discovery ETF | Foreign Securities Risk, Geopolitical Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
Tuttle Capital AI Drug Discovery ETF | Foreign Securities Risk, Capital Controls And Sanctions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Tuttle Capital AI Drug Discovery ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
◦Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Tuttle Capital AI Drug Discovery ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund
(i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
Tuttle Capital AI Drug Discovery ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. Because the Fund's investments are concentrated in a particular industry, the Fund will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively affect the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.
◦Biotechnology Industry Risk. Biotechnology companies, especially smaller and clinical-stage companies, are highly speculative and their securities can be extremely volatile. Companies in the biotechnology industry may also be adversely impacted by the loss or impairment of intellectual property rights, such as the termination of patent protections. These companies are also subject to risks associated with intense competition, rapid technological change and obsolescence, government regulation and/or price controls, and expensive insurance costs due to the risk of product liability lawsuits.
◦Life Sciences Tools & Services Industry Risk. Companies in the life sciences tools and services industry, which typically develop and sell biopharmaceutical products, may be adversely impacted by changes in technology, including rapid obsolescence, as well as medical litigation or the loss or impairment of intellectual property rights, such as the termination of patent protections or patent infringement. These companies may also be negatively affected by changes in government regulations, government funding, healthcare providers and health plans, and consumer demographics. The success of these companies may depend largely upon a small number of products or services with long development cycles and large capital requirements that have a high chance of failure.
Tuttle Capital AI Drug Discovery ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
Tuttle Capital AI Drug Discovery ETF | Derivatives Risk, Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Tuttle Capital AI Drug Discovery ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. At the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a)
at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10%
of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification
Requirement”). The determination of the value and the identity of the issuer of derivative investments that the
Fund may invest in are often unclear for purposes of the Diversification Requirement described above. Although the Fund intends to carefully monitor its investments to ensure that it is adequately diversified under the
Diversification Requirement, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the
Fund’s determination of the issuer under the Diversification Requirement with respect to such derivatives. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear. If the
Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
Tuttle Capital AI Drug Discovery ETF | Concentration Risk, Biotechnology Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Biotechnology Industry Risk. Biotechnology companies, especially smaller and clinical-stage companies, are highly speculative and their securities can be extremely volatile. Companies in the biotechnology industry may also be adversely impacted by the loss or impairment of intellectual property rights, such as the termination of patent protections. These companies are also subject to risks associated with intense competition, rapid technological change and obsolescence, government regulation and/or price controls, and expensive insurance costs due to the risk of product liability lawsuits.
Tuttle Capital AI Drug Discovery ETF | Concentration Risk, Life Sciences Tools & Services Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Life Sciences Tools & Services Industry Risk. Companies in the life sciences tools and services industry, which typically develop and sell biopharmaceutical products, may be adversely impacted by changes in technology, including rapid obsolescence, as well as medical litigation or the loss or impairment of intellectual property rights, such as the termination of patent protections or patent infringement. These companies may also be negatively affected by changes in government regulations, government funding, healthcare providers and health plans, and consumer demographics. The success of these companies may depend largely upon a small number of products or services with long development cycles and large capital requirements that have a high chance of failure.
Tuttle Capital AI Drug Discovery ETF | Health Care Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, an increased emphasis on the delivery of healthcare through outpatient services, loss or impairment of intellectual property rights and litigation regarding product or service liability.
Tuttle Capital AI Drug Discovery ETF | Artificial Intelligence Companies Risk, Drug Development Risk Member
Prospectus [Line Items]
Risk [Text Block]	Drug Development Risk. AI-designed drug candidates must still complete clinical trials and receive regulatory approval. Most drug candidates fail in clinical development. Failure of a key pipeline asset by a significant holding could materially harm the Fund.

Tuttle Capital AI Drug Discovery ETF | Artificial Intelligence Companies Risk, Clinical And Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Clinical and Regulatory Risk. Even if an AI-designed drug candidate shows efficacy, regulatory agencies may require additional studies, impose conditions on approval, or decline to approve the product.
Tuttle Capital AI Drug Discovery ETF | AI Validation Risk Member
Prospectus [Line Items]
Risk [Text Block]	AI Validation Risk. The validation of AI-generated drug candidates through real-world clinical trials is still in its early stages. If AI drug discovery platforms fail to produce clinical successes at higher rates than traditional approaches, the commercial value could be diminished.
Tuttle Capital AI Drug Discovery ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Shareholders of the Fund, as with all funds, are subject to the risk that their investments could lose money.
Tuttle Capital AI Drug Discovery ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Tuttle Capital AI Drug Discovery ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the
“Code”).
Tuttle Capital Space Data Centers ETF | General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk. The Fund's net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Tuttle Capital Space Data Centers ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective or may underperform the market or comparable investment products if the Adviser cannot successfully implement the Fund's investment strategies.
Tuttle Capital Space Data Centers ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests
Tuttle Capital Space Data Centers ETF | Issuer-Specific Risk Member
Prospectus [Line Items]
Risk [Text Block]	Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-specific factors such as management decisions, product failures, litigation, or regulatory actions.
Tuttle Capital Space Data Centers ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Tuttle Capital Space Data Centers ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Tuttle Capital Space Data Centers ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Tuttle Capital Space Data Centers ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
Tuttle Capital Space Data Centers ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Tuttle Capital Space Data Centers ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk. The Fund’s performance may be adversely affected if securities of large cap companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large cap companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Tuttle Capital Space Data Centers ETF | Small- And Mid-Cap Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Mid-Capitalization Companies Risk. Investments in smaller and mid-sized companies may involve greater risk than investments in larger companies, including greater volatility, less liquidity, and less available information.

Tuttle Capital Space Data Centers ETF | Limited History Of Operations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The Fund may fail to attract sufficient assets to operate efficiently.
Tuttle Capital Space Data Centers ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. The Fund may, from time to time, have significant exposure to one or more sectors of the economy.
To the extent the Fund has significant sector exposure, the Fund will be more susceptible to economic, political, regulatory, or other developments affecting that sector than a fund with a broader range of investments.

Tuttle Capital Space Data Centers ETF | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tuttle Capital Space Data Centers ETF | Artificial Intelligence Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Artificial Intelligence Companies Risk. Companies engaged in the development, production, or utilization of AI technologies, including hardware (e.g. semiconductors, accelerators), software platforms, cloud infrastructure, and related services, may be subject to intense competition, rapid product obsolescence, and unpredictable changes in the AI market. The commercial viability of AI technologies and applications is not certain. AI technologies may fail to achieve expected performance, face regulatory restrictions, or be displaced by competing technologies.
Tuttle Capital Space Data Centers ETF | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
Tuttle Capital Space Data Centers ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
◦Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Tuttle Capital Space Data Centers ETF | Foreign Securities Risk, ADR Risk Member
Prospectus [Line Items]
Risk [Text Block]	ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
Tuttle Capital Space Data Centers ETF | Foreign Securities Risk, Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
Tuttle Capital Space Data Centers ETF | Foreign Securities Risk, Geographic Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
Tuttle Capital Space Data Centers ETF | Foreign Securities Risk, Geopolitical Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
Tuttle Capital Space Data Centers ETF | Foreign Securities Risk, Capital Controls And Sanctions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Tuttle Capital Space Data Centers ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
◦Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Tuttle Capital Space Data Centers ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund
(i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
Tuttle Capital Space Data Centers ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. Because the Fund's investments are concentrated in a particular industry, the Fund will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively affect the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.
◦Aerospace & Defense Industry Risk. The aerospace & defense industry includes companies that are manufacturers of civil or military aerospace and defense equipment, parts or products. The aerospace &
defense industry can be highly cyclical and companies in the aerospace & defense industry may suffer periodic operating losses. The aerospace & defense industry also can be significantly affected by geopolitical, economic, and environmental factors, increased competition, and the ability to attract and hire and retain highly skilled employees, including key personnel. Legislative or regulatory changes and increased government supervision also may affect companies in the aerospace & defense Industry.
Tuttle Capital Space Data Centers ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
Tuttle Capital Space Data Centers ETF | Derivatives Risk, Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Tuttle Capital Space Data Centers ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. At the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a)
at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10%
of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification
Requirement”). The determination of the value and the identity of the issuer of derivative investments that the
Fund may invest in are often unclear for purposes of the Diversification Requirement described above. Although the Fund intends to carefully monitor its investments to ensure that it is adequately diversified under the
Diversification Requirement, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the
Fund’s determination of the issuer under the Diversification Requirement with respect to such derivatives. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear. If the
Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
Tuttle Capital Space Data Centers ETF | Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industrials Sector Risk. The industrials sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
Tuttle Capital Space Data Centers ETF | Concentration Risk, Aerospace & Defense Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Aerospace & Defense Industry Risk. The aerospace & defense industry includes companies that are manufacturers of civil or military aerospace and defense equipment, parts or products. The aerospace &
defense industry can be highly cyclical and companies in the aerospace & defense industry may suffer periodic operating losses. The aerospace & defense industry also can be significantly affected by geopolitical, economic, and environmental factors, increased competition, and the ability to attract and hire and retain highly skilled employees, including key personnel. Legislative or regulatory changes and increased government supervision also may affect companies in the aerospace & defense Industry.
Tuttle Capital Space Data Centers ETF | Space Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Space Industry Risk. The commercial space industry involves unusually high technical risks. Launch failures, satellite malfunctions, and in-orbit collisions can result in total loss of spacecraft value. Companies may require significant additional capital and face high execution risk.
◦SpaceX Investment Risk. Any publicly traded instruments providing exposure to SpaceX may be illiquid, trade at significant premiums or discounts to intrinsic value, and may not accurately reflect SpaceX's financial performance.
◦Regulatory and Spectrum Risk. Commercial space operations are subject to extensive regulation by the FCC, FAA, and international telecommunications bodies. Changes in spectrum allocation, orbital debris regulations, or launch licensing could adversely affect companies in the Fund.
◦Early-Stage Company Risk. Many companies in the space sector are early-stage, pre-revenue, or heavily reliant on a small number of contracts, facing heightened risks of capital adequacy and technology development failure.
◦Orbital Debris Risk. The proliferation of satellites in LEO creates increasing collision risk. Regulatory action to limit satellite launches or de-orbit existing satellites could constrain constellation growth.

Tuttle Capital Space Data Centers ETF | Space Industry Risk, SpaceX Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	SpaceX Investment Risk. Any publicly traded instruments providing exposure to SpaceX may be illiquid, trade at significant premiums or discounts to intrinsic value, and may not accurately reflect SpaceX's financial performance.

Tuttle Capital Space Data Centers ETF | Space Industry Risk, Regulatory And Spectrum Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory and Spectrum Risk. Commercial space operations are subject to extensive regulation by the FCC, FAA, and international telecommunications bodies. Changes in spectrum allocation, orbital debris regulations, or launch licensing could adversely affect companies in the Fund.

Tuttle Capital Space Data Centers ETF | Space Industry Risk, Early-Stage Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Early-Stage Company Risk. Many companies in the space sector are early-stage, pre-revenue, or heavily reliant on a small number of contracts, facing heightened risks of capital adequacy and technology development failure.

Tuttle Capital Space Data Centers ETF | Space Industry Risk, Orbital Debris Risk Member
Prospectus [Line Items]
Risk [Text Block]	Orbital Debris Risk. The proliferation of satellites in LEO creates increasing collision risk. Regulatory action to limit satellite launches or de-orbit existing satellites could constrain constellation growth.

Tuttle Capital Space Data Centers ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Shareholders of the Fund, as with all funds, are subject to the risk that their investments could lose money.
Tuttle Capital Space Data Centers ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Tuttle Capital Space Data Centers ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the
“Code”).
Tuttle Capital Owned Intelligence ETF | General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk. The Fund's net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Tuttle Capital Owned Intelligence ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective or may underperform the market or comparable investment products if the Adviser cannot successfully implement the Fund's investment strategies.
Tuttle Capital Owned Intelligence ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests
Tuttle Capital Owned Intelligence ETF | Issuer-Specific Risk Member
Prospectus [Line Items]
Risk [Text Block]	Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-specific factors such as management decisions, product failures, litigation, or regulatory actions.
Tuttle Capital Owned Intelligence ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Tuttle Capital Owned Intelligence ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Tuttle Capital Owned Intelligence ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Tuttle Capital Owned Intelligence ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
Tuttle Capital Owned Intelligence ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Tuttle Capital Owned Intelligence ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Companies Risk. The Fund’s performance may be adversely affected if securities of large cap companies underperform securities of smaller-capitalization companies or the market as a whole.
The securities of large cap companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Tuttle Capital Owned Intelligence ETF | Limited History Of Operations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The Fund may fail to attract sufficient assets to operate efficiently.
Tuttle Capital Owned Intelligence ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. The Fund may, from time to time, have significant exposure to one or more sectors of the economy. To the extent the Fund has significant sector exposure, the Fund will be more susceptible to economic, political, regulatory, or other developments affecting that sector than a fund with a broader range of investments.
Tuttle Capital Owned Intelligence ETF | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Tuttle Capital Owned Intelligence ETF | Artificial Intelligence Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Artificial Intelligence Companies Risk. Companies engaged in the development, production, or utilization of
AI technologies, including hardware (e.g. semiconductors, accelerators), software platforms, cloud infrastructure, and related services, may be subject to intense competition, rapid product obsolescence, and unpredictable changes in the AI market. The commercial viability of AI technologies and applications is not certain. AI technologies may fail to achieve expected performance, face regulatory restrictions, or be displaced by competing technologies.
◦Owned Intelligence Companies Risk. The Fund's principal investment strategy is based on the
Adviser's thesis that enterprises and governments will increasingly prioritize owning and controlling their data, AI models, and computing infrastructure rather than relying on third-party AI providers. This thesis may not play out as the Adviser expects, or may develop more slowly than expected, which could cause the Fund to underperform funds that do not focus on this investment theme.
◦Data Security and Identity Software Companies Risk. Companies that provide identity, access management, and data security software face rapid technological change, evolving cybersecurity threats, and intense competition. These companies may also be subject to significant liability, reputational harm, and regulatory scrutiny in the event of a security breach or product failure.
◦Enterprise Software and Data Infrastructure Companies Risk. Companies that provide enterprise data governance, observability, or data infrastructure platforms depend on continued enterprise adoption of, and spending on, cloud and data infrastructure products. A slowdown in enterprise information technology spending, increased competition, or the emergence of alternative technologies could adversely affect these companies.
◦Semiconductor and AI Hardware Companies Risk. Semiconductor and AI hardware companies are characterized by rapid technological change, intense competition, and cyclical demand. These companies may also be significantly affected by supply chain disruptions, U.S. and foreign export control regulations, and the concentration of manufacturing capacity in a small number of geographic regions.
Tuttle Capital Owned Intelligence ETF | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
Tuttle Capital Owned Intelligence ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a
U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
◦Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Tuttle Capital Owned Intelligence ETF | Foreign Securities Risk, ADR Risk Member
Prospectus [Line Items]
Risk [Text Block]	ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
Tuttle Capital Owned Intelligence ETF | Foreign Securities Risk, Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
Tuttle Capital Owned Intelligence ETF | Foreign Securities Risk, Geographic Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
Tuttle Capital Owned Intelligence ETF | Foreign Securities Risk, Geopolitical Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
Tuttle Capital Owned Intelligence ETF | Foreign Securities Risk, Capital Controls And Sanctions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Tuttle Capital Owned Intelligence ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
◦Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Tuttle Capital Owned Intelligence ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund
(i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
Tuttle Capital Owned Intelligence ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. Because the Fund's investments are concentrated in a particular industry, the Fund will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively affect the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.
◦Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Companies in the application software industry, in particular, also may be negatively affected by the decline or fluctuation of subscription renewal rates for their products and services, dependence on cloud providers, the production of upgrades, and regional differences in adoption rates and regulatory environments, which may have an adverse effect on profit margins.

Tuttle Capital Owned Intelligence ETF | Mid-Cap Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Companies Risk. Investments in mid-sized companies may involve greater risk than investments in larger companies, including greater volatility, less liquidity, and less available information.
Tuttle Capital Owned Intelligence ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
Tuttle Capital Owned Intelligence ETF | Derivatives Risk, Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Tuttle Capital Owned Intelligence ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. At the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a)
at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10%
of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification
Requirement”). The determination of the value and the identity of the issuer of derivative investments that the
Fund may invest in are often unclear for purposes of the Diversification Requirement described above. Although the Fund intends to carefully monitor its investments to ensure that it is adequately diversified under the
Diversification Requirement, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the
Fund’s determination of the issuer under the Diversification Requirement with respect to such derivatives. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear. If the
Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
Tuttle Capital Owned Intelligence ETF | Concentration Risk, Software Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Companies in the application software industry, in particular, also may be negatively affected by the decline or fluctuation of subscription renewal rates for their products and services, dependence on cloud providers, the production of upgrades, and regional differences in adoption rates and regulatory environments, which may have an adverse effect on profit margins.

Tuttle Capital Owned Intelligence ETF | Artificial Intelligence Companies Risk, Owned Intelligence Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Owned Intelligence Companies Risk. The Fund's principal investment strategy is based on the
Adviser's thesis that enterprises and governments will increasingly prioritize owning and controlling their data, AI models, and computing infrastructure rather than relying on third-party AI providers. This thesis may not play out as the Adviser expects, or may develop more slowly than expected, which could cause the Fund to underperform funds that do not focus on this investment theme.

Tuttle Capital Owned Intelligence ETF | Artificial Intelligence Companies Risk, Data Security And Identity Software Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Data Security and Identity Software Companies Risk. Companies that provide identity, access management, and data security software face rapid technological change, evolving cybersecurity threats, and intense competition. These companies may also be subject to significant liability, reputational harm, and regulatory scrutiny in the event of a security breach or product failure.

Tuttle Capital Owned Intelligence ETF | Artificial Intelligence Companies Risk, Enterprise Software And Data Infrastructure Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Enterprise Software and Data Infrastructure Companies Risk. Companies that provide enterprise data governance, observability, or data infrastructure platforms depend on continued enterprise adoption of, and spending on, cloud and data infrastructure products. A slowdown in enterprise information technology spending, increased competition, or the emergence of alternative technologies could adversely affect these companies.

Tuttle Capital Owned Intelligence ETF | Artificial Intelligence Companies Risk, Semiconductor And AI Hardware Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Semiconductor and AI Hardware Companies Risk. Semiconductor and AI hardware companies are characterized by rapid technological change, intense competition, and cyclical demand. These companies may also be significantly affected by supply chain disruptions, U.S. and foreign export control regulations, and the concentration of manufacturing capacity in a small number of geographic regions.
Tuttle Capital Owned Intelligence ETF | Anchor Constituent Risk Member
Prospectus [Line Items]
Risk [Text Block]	Anchor Constituent Risk. The Fund's methodology permits the Adviser to weight a single eligible portfolio holding (the Fund's Anchor Constituent) up to 10% of the Fund's net assets, a materially larger position than the
Fund's other holdings. As a result, the Fund's performance may be more susceptible to a single adverse event, or to the negative performance of a single issuer, than a fund that limits its holdings to smaller position sizes.
Tuttle Capital Owned Intelligence ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Tuttle Capital Owned Intelligence ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Tuttle Capital Owned Intelligence ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the
Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).